Associated companies (Details 4) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Current assets		$ 29,673	$ 29,504
Non-current assets		102,386	88,866
Current liabilities		33,059	28,264
Non-current liabilities		42,334	34,555
Profit (loss)		8,071	11,737	$ 12,614
Other comprehensive income		3,330	(210)	(406)
Comprehensive income		$ 11,401	11,527	$ 12,208
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Current assets	$ 27,700		31,300
Non-current assets	55,700		56,400
Current liabilities	22,500		24,100
Non-current liabilities	23,100		23,100
Revenue	30,400		63,800
Profit (loss)	7,200		12,300
Other comprehensive income	(700)		(900)
Comprehensive income	$ 6,500		$ 11,400